UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.87%

Consumer Discretionary — 15.42%
Gentex Corp.	110,650	$1,715,075
Genuine Parts Co.	21,040	1,744,006
McDonald’s Corp.	13,340	1,314,390
Omnicom Group, Inc.	25,910	1,707,469
Tupperware Brands Corp.	17,970	889,335

		7,370,275

Consumer Staples — 4.69%
Procter & Gamble Co./The	18,550	1,334,487
Wal-Mart Stores, Inc.	14,000	907,760

		2,242,247

Energy — 11.77%
Chevron Corp.	7,810	616,053
EOG Resources, Inc.	11,810	859,768
Exxon Mobil Corp.	12,500	929,375
Helmerich & Payne, Inc.	14,320	676,763
Kinder Morgan, Inc.	44,790	1,239,787
Williams Cos., Inc./The	35,350	1,302,647

		5,624,393

Financials — 21.07%
ACE Ltd.	8,430	871,662
Aflac, Inc.	22,860	1,328,852
American Express Co.	23,090	1,711,662
BlackRock, Inc.	6,000	1,784,820
M&T Bank Corp.	7,660	934,137
T Rowe Price Group, Inc.	24,820	1,724,990
Willis Group Holdings PLC	41,780	1,711,727

		10,067,850

Health Care — 13.11%
Johnson & Johnson	18,600	1,736,310
Merck & Co., Inc.	32,510	1,605,669
Quest Diagnostics, Inc.	19,850	1,220,179
Stryker Corp.	18,090	1,702,269

		6,264,427

Industrials — 13.50%
Honeywell International, Inc.	13,730	1,300,094
Norfolk Southern Corp.	22,080	1,686,912
United Parcel Service, Inc. - Class B	17,530	1,730,036
W.W. Grainger, Inc.	8,070	1,735,131

		6,452,173

Information Technology — 12.62%
Accenture PLC - Class A	12,000	1,179,120
Microsoft Corp.	41,420	1,833,249
Paychex, Inc.	25,250	1,202,657
Texas Instruments, Inc.	36,630	1,813,918

		6,028,944

Telecommunication Services — 3.69%
AT&T, Inc.	54,110	1,762,904

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Growth Fund

Schedule of Investments - continued

September 30, 2015 (Unaudited)

	Shares	Fair Value
Total Common Stocks (Cost $38,541,174)		$45,813,213

Money Market Securities — 4.63%

Federated Prime Obligations Fund – Institutional Shares, 0.10% (a)	2,212,563	2,212,563

Total Money Market Securities (Cost $2,212,563)		2,212,563

Total Investments – 100.50% (Cost $40,753,737)		48,025,776

Liabilities in Excess of Other Assets – (0.50)%		(238,058)

NET ASSETS – 100.00%		$47,787,718

(a)	Rate disclosed is the seven day yield as of September 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

At September 30, 2015, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$40,870,279

Unrealized appreciation	$9,004,573
Unrealized (depreciation)	(1,849,076)

Net unrealized appreciation on investments	$7,155,497

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.30%

Consumer Discretionary — 16.37%
Buckle, Inc./The	45,100	$1,667,347
Choice Hotels International, Inc.	15,600	743,340
Cracker Barrel Old Country Store, Inc.	6,205	913,872
Gentex Corp.	115,860	1,795,830
John Wiley & Sons, Inc. - Class A	35,100	1,756,053
MDC Holdings, Inc.	31,900	835,142
Men’s Wearhouse, Inc./The	39,450	1,677,414
Monro Muffler Brake, Inc.	25,540	1,725,227
Rent-A-Center, Inc.	52,500	1,273,125
Tupperware Brands Corp.	32,230	1,595,063
Wolverine World Wide, Inc.	39,600	856,944

		14,839,357

Consumer Staples — 3.75%
Nu Skin Enterprises, Inc. - Class A	20,800	858,624
Orchids Paper Products Co.	60,103	1,568,688
Universal Corp.	19,635	973,307

		3,400,619

Energy — 3.38%
Bristow Group, Inc.	28,493	745,377
SM Energy Co.	27,500	881,100
World Fuel Services Corp.	40,150	1,437,370

		3,063,847

Financials — 17.09%
BancFirst Corp.	25,801	1,628,043
Brown & Brown, Inc.	59,360	1,838,379
Bryn Mawr Bank Corp.	58,988	1,832,757
First of Long Island Corp./The	43,789	1,183,617
Greenhill & Co., Inc.	38,000	1,081,860
Lazard Ltd. (a)	30,870	1,336,671
Manning & Napier, Inc.	108,750	800,400
Merchants Bancshares, Inc.	51,925	1,526,595
South State Corp.	17,090	1,313,708
Sterling Bancorp	134,220	1,995,851
TriCo Bancshares	38,879	955,257

		15,493,138

Health Care — 12.59%
Atrion Corp.	5,975	2,240,386
Landauer, Inc.	31,774	1,175,320
Meridian Bioscience, Inc.	79,650	1,362,015
PerkinElmer, Inc.	37,680	1,731,773
Psychemedics Corp.	156,891	1,579,892
Simulations Plus, Inc.	149,534	1,411,601
US Physical Therapy, Inc.	29,234	1,312,314
Utah Medical Products, Inc.	11,106	598,280

		11,411,581

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments - continued

September 30, 2015 (Unaudited)

	Shares	Fair Value
Industrials — 15.67%
AO Smith Corp.	14,450	$941,996
Applied Industrial Technologies, Inc.	38,810	1,480,602
CEB, Inc.	26,149	1,787,023
Dun & Bradstreet Corp./The	7,410	778,050
G&K Services, Inc. - Class A	22,300	1,485,626
Hexcel Corp.	4,100	183,926
Hillenbrand, Inc.	56,540	1,470,605
Landstar System, Inc.	27,866	1,768,655
Valmont Industries, Inc.	12,630	1,198,461
Watsco, Inc.	12,220	1,447,826
Woodward, Inc.	40,730	1,657,711

		14,200,481

Information Technology — 15.61%
Broadridge Financial Solutions, Inc.	34,490	1,909,022
Communications Systems, Inc.	51,797	431,987
Comtech Telecommunications Corp.	17,188	354,245
Intersil Corp. - Class A	164,970	1,930,149
Littelfuse, Inc.	20,890	1,904,124
Mesa Laboratories, Inc.	20,613	2,296,288
MOCON, Inc.	38,992	526,392
MTS Systems Corp.	24,740	1,487,121
National Instruments Corp.	48,920	1,359,487
Plantronics, Inc.	17,035	866,230
Power Integrations, Inc.	8,830	372,361
TESSCO Technologies, Inc.	34,028	715,949

		14,153,355

Materials — 5.87%
H.B. Fuller Co.	33,620	1,141,063
Compass Minerals International, Inc.	23,093	1,809,798
Cytec Industries, Inc.	23,204	1,713,615
RPM International, Inc.	15,600	653,484

		5,317,960

Real Estate Investment Trusts — 5.82%
Agree Realty Corp.	31,800	949,230
CoreSite Realty Corp.	31,700	1,630,648
EPR Properties	32,000	1,650,240
Tanger Factory Outlet Centers, Inc.	31,600	1,041,852

		5,271,970

Utilities — 3.15%
Connecticut Water Service, Inc.	22,490	821,335
Laclede Group, Inc./The	18,640	1,016,439
South Jersey Industries, Inc.	40,220	1,015,555

		2,853,329

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments - continued

September 30, 2015 (Unaudited)

	Shares	Fair Value
Total Common Stocks (Cost $88,099,368)		$90,005,637

Money Market Securities — 1.12%

Federated Prime Obligations Fund – Institutional Shares, 0.10% (a)	1,018,852	1,018,852

Total Money Market Securities (Cost $1,018,852)		1,018,852

Total Investments – 100.42% (Cost $89,118,220)		91,024,489

Liabilities in Excess of Other Assets – (0.42)%		(380,096)

NET ASSETS – 100.00%		$90,644,393

(a)	Rate disclosed is the seven day yield as of September 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

At September 30, 2015, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$88,894,173

Unrealized appreciation	$10,311,951
Unrealized (depreciation)	(8,181,635)

Net unrealized appreciation on investments	$2,130,316

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Yield Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.02%

Consumer Discretionary — 16.73%
Buckle, Inc./The	2,670	$98,710
Gentex Corp.	6,890	106,795
Mattel, Inc.	4,990	105,089
McDonald’s Corp.	1,970	194,104
Omnicom Group, Inc.	1,790	117,961
Staples, Inc.	11,810	138,531
Tupperware Brands Corp.	2,380	117,786

		878,976

Consumer Staples — 19.86%
Altria Group, Inc.	3,050	165,920
Coca-Cola Co./The	4,650	186,558
General Mills, Inc.	2,200	123,486
Kraft Heinz Co./The	1,530	107,987
Philip Morris International, Inc.	2,080	165,006
Procter & Gamble Co./The	2,350	169,059
Reynolds American, Inc.	2,828	125,196

		1,043,212

Energy — 10.18%
Chevron Corp.	310	24,453
ConocoPhillips	610	29,256
Exxon Mobil Corp.	2,140	159,109
Kinder Morgan, Inc.	3,580	99,094
Total SA ADR	2,510	112,222
Williams Cos., Inc./The	3,000	110,550

		534,684

Financials — 11.87%
BlackRock, Inc.	360	107,089
Greenhill & Co., Inc.	2,390	68,043
Mercury General Corp.	3,180	160,622
New York Community Bancorp, Inc.	6,430	116,126
People’s United Financial, Inc.	10,930	171,929

		623,809

Health Care — 7.00%
GlaxoSmithKline PLC ADR	4,020	154,569
Johnson & Johnson	1,180	110,153
Merck & Co., Inc.	2,090	103,225

		367,947

Industrials — 4.46%
Emerson Electric Co.	1,480	65,372
Norfolk Southern Corp.	1,480	113,072
RR Donnelley & Sons Co.	3,820	55,619

		234,063

Information Technology — 10.20%
Intersil Corp. - Class A	13,440	157,248
Microsoft Corp.	3,300	146,058
Paychex, Inc.	2,330	110,978
Texas Instruments, Inc.	2,460	121,819

		536,103

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Yield Fund

Schedule of Investments – continued

September 30, 2015 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts — 7.16%
Capstead Mortgage Corp.	7,830	$77,439
EPR Properties	2,110	108,813
HCP, Inc.	5,090	189,602

		375,854

Telecommunication Services — 7.81%
AT&T, Inc.	5,050	164,529
BCE, Inc. ADR	2,730	111,821
Verizon Communications, Inc.	3,080	134,011

		410,361

Utilities — 3.75%
Southern Co./The	4,410	197,127

Total Common Stocks (Cost $5,711,806)		5,202,136

Money Market Securities — 0.64%

Federated Prime Obligations Fund – Institutional Shares, 0.10% (a)	33,602	33,602

Total Money Market Securities (Cost $33,602)		33,602

Total Investments – 99.66% (Cost $5,745,408)		5,235,738

Other Assets in Excess of Liabilities – 0.34%		18,031

NET ASSETS – 100.00%		$5,253,769

(a)	Rate disclosed is the seven day yield as of September 30, 2015.

ADR — American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

At September 30, 2015, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$5,744,136

Unrealized appreciation	$84,615
Unrealized (depreciation)	(593,013)

Net unrealized depreciation on investments	$(508,398)

See accompanying notes which are an integral part of this schedule of investments.

Crawford Funds

Related Notes to the Schedule of Investments

September 30, 2015

(Unaudited)

The Crawford Dividend Growth Fund (the “Dividend Growth Fund”), the Crawford Dividend Opportunity Fund (the “ Dividend Opportunity Fund”) and the Crawford Dividend Yield Fund (the “Dividend Yield Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

September 30, 2015

(Unaudited)

security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2015:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Common Stocks*	$45,813,213	$—	$—	45,813,213
Money Market Securities	2,212,563	—	—	2,212,563
Total	$48,025,776	$—	$—	48,025,776
Dividend Opportunity Fund
Common Stocks*	90,005,637	—	—	90,005,637
Money Market Securities	1,018,852	—	—	1,018,852
Total	$91,024,489	$—	$—	91,024,489
Dividend Yield Fund				—
Common Stocks*	5,202,136	—	—	5,202,136
Money Market Securities	33,602	—	—	33,602
Total	$5,235,738	$—	$—	5,235,738

*	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the reporting period ended September 30, 2015, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, President

Date	11/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date	11/24/15

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	11/24/15